TAXES, CHARGES AND CONTRIBUTIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE [Abstract]
TAXES, CHARGES AND CONTRIBUTIONS PAYABLE [Table Text Block]

	12.31.2023	12.31.2022
Fistel(1)	3,502,492	2,421,789
ICMS	1,360,800	1,020,067
PIS and COFINS	371,126	238,992
Fust and Funttel	99,710	93,427
Other taxes	167,109	111,972
Total	5,501,237	3,886,247

Current	1,605,505	1,097,512
Non-current	3,895,732	2,788,735

(1)Refers to the remaining balances from 2020 to 2023 which, according to the decisions of the Federal Regional Court of the First Region, the liability is suspended. The amount is classified as a non-current liability.